Consolidated Statements of Changes in Stockholders' (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning of the period at Sep. 30, 2019	$ 172,612	$ 37,885,151	$ (38,865,060)	$ (807,297)
Balance at the beginning of the period (in shares) at Sep. 30, 2019	172,612,233
Net loss	$ 0	0	(4,691,377)	(4,691,377)
Issuance of common stock and warrants, net of financing costs	$ 14,286	2,152,876	0	2,167,162
Issuance of common stock and warrants, net of financing costs (in shares)	14,285,714
Shares issued for the exercise of stock options	$ 5,182	927,546	0	932,728
Shares issued for the exercise of stock options (in shares)	5,181,819
Issuance of restricted stock	$ 965	(965)	0	0
Issuance of restricted stock (in shares)	965,000
Stock based compensation expense	$ 0	898,293	0	898,293
Balance at the ending of the period at Sep. 30, 2020	$ 193,045	41,862,901	(43,556,437)	$ (1,500,491)
Balance at the ending of the period (in shares) at Sep. 30, 2020	193,044,766			193,044,766
Net loss	$ 0		(6,240,482)	$ (6,240,482)
Issuance of common stock and warrants, net of financing costs	$ 43,125	6,176,108		6,219,233
Issuance of common stock and warrants, net of financing costs (in shares)	43,125,004
Stock based compensation expense		496,066		496,066
Balance at the ending of the period at Sep. 30, 2021	$ 236,720	$ 48,534,525	$ (49,796,919)	$ (1,025,674)
Balance at the ending of the period (in shares) at Sep. 30, 2021	236,719,770			236,719,770